Transactions with non-controlling interests - Shanghai Pengai (Details) - CNY (¥) ¥ in Thousands					12 Months Ended
	Mar. 25, 2020	Mar. 24, 2020	Jun. 12, 2019	Jun. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shanghai Pengai
Carrying amount of non-controlling interests acquired						¥ 92
Consideration paid for non-controlling interests						(125)
Gain on acquisition within equity						¥ 217
Proportion of ownership interest held	85.00%	80.00%			80.00%	80.00%
Hangzhou Pengai
Carrying amount of non-controlling interests acquired							¥ (2,389)
Consideration paid for non-controlling interests							(4,906)
Gain on acquisition within equity							¥ 2,517
Proportion of ownership interest held			100.00%	80.00%	100.00%	80.00%